UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Management, LLC

Address:  90 Park Avenue, 40th Floor
          New York, New York  10016

13F File Number: 028-12747

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York             May 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        2

Form 13F Information Table Entry Total:  88

Form 13F Information Table Value Total:   $447,215
                                        ------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number     Name
--    --------------------     -------------------------------------------------
1.    028-12749                Valinor Capital Partners, L.P.

2.    028-13290                Valinor Capital Partners Offshore Master Fund, LP

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2009


         COLUMN 1              COLUMN  2      COLUMN 3    COLUMN 4       COLUMN 5           COLUMN 6   COLUMN 7       COLUMN 8
---------------------------  --------------   ---------   --------  -------------------  ------------- --------  ------------------
                                                           VALUE    SHRS OR   SH/  PUT/    INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN  CALL    DISCRETION  MANAGERS   SOLE  SHARED  NONE
---------------------------  --------------   ---------   --------  --------  ---  ----  ------------- --------  ------ ------  ----
ACTIVISION BLIZZARD INC       COM             00507V109    2,525     241,348   SH        SHARED-DEFINED   1      241,348   0     0
ACTIVISION BLIZZARD INC       COM             00507V109    4,084     390,442   SH        SHARED-DEFINED   2      390,442   0     0
ALLEGHENY ENERGY INC          COM             017361106    3,975     171,558   SH        SHARED-DEFINED   1      171,558   0     0
ALLEGHENY ENERGY INC          COM             017361106    6,431     277,542   SH        SHARED-DEFINED   2      277,542   0     0
ALLERGAN INC                  COM             18490102     3,052      63,913   SH        SHARED-DEFINED   1       63,913   0     0
ALLERGAN INC                  COM             18490102     4,938     103,387   SH        SHARED-DEFINED   2      103,387   0     0
ALLIANCE DATA SYSTEMS CORP    COM             018581108    1,591      43,049   SH        SHARED-DEFINED   1       43,049   0     0
ALLIANCE DATA SYSTEMS CORP    COM             018581108    2,574      69,651   SH        SHARED-DEFINED   2       69,651   0     0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105    6,798     251,041   SH        SHARED-DEFINED   1      251,041   0     0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS  02364W105   10,997     406,087   SH        SHARED-DEFINED   2      406,087   0     0
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106    5,181     423,245   SH        SHARED-DEFINED   1      423,245   0     0
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106    8,380     684,670   SH        SHARED-DEFINED   2      684,670   0     0
AMERICAN TOWER CORP           CL A            029912201    8,853     290,919   SH        SHARED-DEFINED   1      290,919   0     0
AMERICAN TOWER CORP           CL A            029912201   14,322     470,642   SH        SHARED-DEFINED   2      470,642   0     0
AMERICAN WTR WKS CO INC NEW   COM             030420103    4,786     248,744   SH        SHARED-DEFINED   1      248,744   0     0
AMERICAN WTR WKS CO INC NEW   COM             030420103    7,743     402,417   SH        SHARED-DEFINED   2      402,417   0     0
ARBOR RLTY TR INC             COM             038923108       10      14,244   SH        SHARED-DEFINED   1       14,244   0     0
ARBOR RLTY TR INC             COM             038923108       16      21,656   SH        SHARED-DEFINED   2       21,656   0     0
BALLY TECHNOLOGIES INC        COM             05874B107    5,671     307,866   SH        SHARED-DEFINED   1      307,866   0     0
BALLY TECHNOLOGIES INC        COM             05874B107    9,174     498,053   SH        SHARED-DEFINED   2      498,053   0     0
BANK OF AMERICA CORPORATION   COM             060505104    2,612     382,918   SH        SHARED-DEFINED   1      382,918   0     0
BANK OF AMERICA CORPORATION   COM             060505104    3,021     443,000       CALL  SHARED-DEFINED   1      443,000   0     0
BANK OF AMERICA CORPORATION   COM             060505104    4,889     716,900       CALL  SHARED-DEFINED   2      716,900   0     0
BANK OF AMERICA CORPORATION   COM             060505104    4,208     617,082   SH        SHARED-DEFINED   2      617,082   0     0
COLDWATER CREEK INC           COM             193068103    2,481     988,598   SH        SHARED-DEFINED   1      988,598   0     0
COLDWATER CREEK INC           COM             193068103    4,014   1,599,222   SH        SHARED-DEFINED   2    1,599,222   0     0
COVANTA HLDG CORP             COM             22282E102   12,379     945,698   SH        SHARED-DEFINED   1      945,698   0     0
COVANTA HLDG CORP             COM             22282E102   20,028   1,530,050   SH        SHARED-DEFINED   2    1,530,050   0     0
COVIDIEN LTD                  COM             G2552X108    7,567     227,642   SH        SHARED-DEFINED   1      227,642   0     0
COVIDIEN LTD                  COM             G2552X108   12,243     368,308   SH        SHARED-DEFINED   2      368,308   0     0
CVB FINL CORP                 COM             126600105      507      76,404   SH        SHARED-DEFINED   1       76,404   0     0
CVB FINL CORP                 COM             126600105      819     123,596   SH        SHARED-DEFINED   2      123,596   0     0
DSW INC                       CL A            23334L102    2,866     308,452   SH        SHARED-DEFINED   1      308,452   0     0
DSW INC                       CL A            23334L102    4,636     499,048   SH        SHARED-DEFINED   2      499,048   0     0
ECLIPSYS CORP                 COM             278856109      507      49,985   SH        SHARED-DEFINED   1       49,985   0     0
ECLIPSYS CORP                 COM             278856109      820      80,864   SH        SHARED-DEFINED   2       80,864   0     0
ELECTRONIC ARTS INC           COM             285512109    1,407      77,361   SH        SHARED-DEFINED   1       77,361   0     0
ELECTRONIC ARTS INC           COM             285512109    2,276     125,139   SH        SHARED-DEFINED   2      125,139   0     0
FIDELITY NATL INFORMATION SV  COM             31620M106    3,322     182,542   SH        SHARED-DEFINED   1      182,542   0     0
FIDELITY NATL INFORMATION SV  COM             31620M106    5,375     295,327   SH        SHARED-DEFINED   2      295,327   0     0
GOLDMAN SACHS GROUP INC       COM             38141G104    2,377      22,422   SH        SHARED-DEFINED   1       22,422   0     0
GOLDMAN SACHS GROUP INC       COM             38141G104    3,846      36,278   SH        SHARED-DEFINED   2       36,278   0     0
GOOGLE INC                    CL A            38259P508    5,375      15,442   SH        SHARED-DEFINED   1       15,442   0     0
GOOGLE INC                    CL A            38259P508    8,696      24,983   SH        SHARED-DEFINED   2       24,983   0     0
GYMBOREE CORP                 COM             403777105    6,217     291,176   SH        SHARED-DEFINED   1      291,176   0     0
GYMBOREE CORP                 COM             403777105   10,056     471,005   SH        SHARED-DEFINED   2      471,005   0     0
HUNTSMAN CORP                 COM             447011107      741     236,734   SH        SHARED-DEFINED   1      236,734   0     0
HUNTSMAN CORP                 COM             447011107    1,199     382,966   SH        SHARED-DEFINED   2      382,966   0     0
IAC INTERACTIVECORP           COM PAR $.001   44919P508    6,745     442,857   SH        SHARED-DEFINED   1      442,857   0     0
IAC INTERACTIVECORP           COM PAR $.001   44919P508   10,911     716,438   SH        SHARED-DEFINED   2      716,438   0     0
ISTAR FINL INC                COM             45031U101       67      23,941   SH        SHARED-DEFINED   1       23,941   0     0
ISTAR FINL INC                COM             45031U101      104      36,959   SH        SHARED-DEFINED   2       36,959   0     0
JAZZ PHARMACEUTICALS INC      COM             472147107      218     244,519   SH        SHARED-DEFINED   1      244,519   0     0
JAZZ PHARMACEUTICALS INC      COM             472147107      333     373,926   SH        SHARED-DEFINED   2      373,926   0     0
LENDER PROCESSING SVCS INC    COM             52602E102    5,785     188,982   SH        SHARED-DEFINED   1      188,982   0     0
LENDER PROCESSING SVCS INC    COM             52602E102    9,357     305,699   SH        SHARED-DEFINED   2      305,699   0     0
LIFE PARTNERS HOLDINGS INC    COM             53215T106      513      30,077   SH        SHARED-DEFINED   1       30,077   0     0
LIFE PARTNERS HOLDINGS INC    COM             53215T106      830      48,672   SH        SHARED-DEFINED   2       48,672   0     0
M & F WORLDWIDE CORP          COM             552541104    2,029     173,289   SH        SHARED-DEFINED   1      173,289   0     0
M & F WORLDWIDE CORP          COM             552541104    3,284     280,459   SH        SHARED-DEFINED   2      280,459   0     0
MILLIPORE CORP                COM             601073109    3,327      57,943   SH        SHARED-DEFINED   1       57,943   0     0
MILLIPORE CORP                COM             601073109    5,382      93,745   SH        SHARED-DEFINED   2       93,745   0     0
MORGAN STANLEY                COM NEW         617446448    2,085      91,559   SH        SHARED-DEFINED   1       91,559   0     0
MORGAN STANLEY                COM NEW         617446448    3,373     148,141   SH        SHARED-DEFINED   2      148,141   0     0
NALCO HOLDING COMPANY         COM             62985Q101    5,671     433,861   SH        SHARED-DEFINED   1      433,861   0     0
NALCO HOLDING COMPANY         COM             62985Q101    9,173     701,819   SH        SHARED-DEFINED   2      701,819   0     0
ORBITZ WORLDWIDE INC          COM             68557K109      227     176,288   SH        SHARED-DEFINED   1      176,288   0     0
ORBITZ WORLDWIDE INC          COM             68557K109      368     285,212   SH        SHARED-DEFINED   2      285,212   0     0
PEOPLES UNITED FINANCIAL INC  COM             712704105    5,270     293,247   SH        SHARED-DEFINED   1      293,247   0     0
PEOPLES UNITED FINANCIAL INC  COM             712704105    8,524     474,359   SH        SHARED-DEFINED   2      474,359   0     0
PHARMERICA CORP               COM             71714F104    7,276     437,231   SH        SHARED-DEFINED   1      437,231   0     0
PHARMERICA CORP               COM             71714F104   11,769     707,266   SH        SHARED-DEFINED   2      707,266   0     0
QUALCOMM INC                  COM             747525103    2,784      71,552   SH        SHARED-DEFINED   1       71,552   0     0
QUALCOMM INC                  COM             747525103    4,504     115,754   SH        SHARED-DEFINED   2      115,754   0     0
RITCHIE BROS AUCTIONEERS      COM             767744105    1,167      62,799   SH        SHARED-DEFINED   1       62,799   0     0
RITCHIE BROS AUCTIONEERS      COM             767744105    1,889     101,601   SH        SHARED-DEFINED   2      101,601   0     0
SPDR GOLD TRUST               GOLD SHS        78463V107    2,822      31,262   SH        SHARED-DEFINED   1       31,262   0     0
SPDR GOLD TRUST               GOLD SHS        78463V107    4,566      50,574   SH        SHARED-DEFINED   2       50,574   0     0
ST JOE CO                     COM             790148100      460      27,501   SH        SHARED-DEFINED   1       27,501   0     0
ST JOE CO                     COM             790148100      701      41,875   SH        SHARED-DEFINED   2       41,875   0     0
TRANSDIGM GROUP INC           COM             893641100   11,729     357,170   SH        SHARED-DEFINED   1      357,170   0     0
TRANSDIGM GROUP INC           COM             893641100   18,976     577,830   SH        SHARED-DEFINED   2      577,830   0     0
TRUE RELIGION APPAREL INC     COM             89784N104      920      77,863   SH        SHARED-DEFINED   1       77,863   0     0
TRUE RELIGION APPAREL INC     COM             89784N104    1,420     120,210   SH        SHARED-DEFINED   2      120,210   0     0
UNION PAC CORP                COM             907818108    8,111     197,300   SH        SHARED-DEFINED   1      197,300   0     0
UNION PAC CORP                COM             907818108   13,120     319,153   SH        SHARED-DEFINED   2      319,153   0     0
WYNDHAM WORLDWIDE CORP        COM             98310W108    9,871   2,350,129   SH        SHARED-DEFINED   1    2,350,129   0     0
WYNDHAM WORLDWIDE CORP        COM             98310W108   15,969   3,802,226   SH        SHARED-DEFINED   2    3,802,226   0     0

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